Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	TEXTRON INC.
Entity Central Index Key	0000217346
Amendment Flag	false
EBP 030
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	TEXTRON INC.
Entity Central Index Key	0000217346
Amendment Flag	false